NOTE 8 - Leases: Schedule of Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Lease Liabilities

Lease liabilities

	Buildings	Vehicles	Total
As of January 1, 2024	1,737	70	1,807
Additions	8,194	143	8,337
Lease payments	(511)	(68)	(579)
Modification	(751)	-	(751)
Interest expense	663	8	671
Index adjustments	382	4	386
Foreign exchange movements	40	2	42
As of December 31, 2024	9,754	159	9,913
Additions	399	-	399
Lease payments	(1,290)	(92)	(1,382)
Modification	(78)	(7)	(85)
Interest expense	997	10	1,007
Index adjustments	225	3	228
Foreign exchange movements	1,440	15	1,455
As of December 31, 2025	11,447	88	11,535